UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway
	 PO Box 3002
	 East Quogue, NY 11942


Form 13F File Number:   28-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wook Lee
Title: Chief Operating Officer
Phone: (212) 904-0445

Signature, Place, and Date of Signing:

	/s/ Wook Lee	 	New York, NY		2/16/2010
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Fourth quarter 2009

Form 13F Information Table Entry Total:  	73

Form 13F Information Table Value Total:  	$995,779
					 	(thousands)

List of Other Included Managers: 		NONE

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

							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----

ADA ES INC		COM			005208103	$383		62,810		SH		SOLE	NONE	62,810
ADOBE SYS INC		COM			00724F101	$920		25,000		SH		SOLE	NONE	25,000
AGRIUM INC		COM			008916108	$30,768		500,300		SH		SOLE	NONE	500,300
AK STL HLDG CORP	COM			001547108	$3,203		150,000		SH		SOLE	NONE	150,000
ALPHA NATURAL RESOURCES	COM			02076X102	$25,310		583,446		SH		SOLE	NONE	583,446
ALTERA CORP		COM			021441100	$5,658		250,000		SH		SOLE	NONE	250,000
AMERICA MOVIL SAB DE CV	SPON ADR L SHS		02364W105	$2,349		50,000		SH		SOLE	NONE	50,000
AMERICAN SUPERCONDUCTOR	COM			030111108	$1,023		25,000		SH		SOLE	NONE	25,000
AMERICAN TOWER CORP	CL A			029912201	$39,935		924,200		SH		SOLE	NONE	924,200
ANALOG DEVICES INC	COM			032654105	$5,527		175,000		SH		SOLE	NONE	175,000
APPLE INC		COM			037833100	$33,717		160,000		SH		SOLE	NONE	160,000
ARCELORMITTAL SA LUXEM	NOTE 5.000% 5/1		03938LAK0	$414		250,000		PRN		SOLE	NONE	250,000
BPZ RESOURCES INC	COM			055639108	$5,324		560,400		SH		SOLE	NONE	560,400
BROADCOM CORP		CL A			111320107	$14,162		450,000		SH		SOLE	NONE	450,000
CALGON CARBON CORP	COM			129603106	$834		60,000		SH		SOLE	NONE	60,000
CALPINE CORP		COM NEW			131347304	$935		85,000		SH		SOLE	NONE	85,000
CERAGON NETWORKS LTD	ORD			M22013102	$659		56,100		SH		SOLE	NONE	56,100
CF INDS HLDGS INC	COM			125269100	$42,639		469,700		SH		SOLE	NONE	469,700
CHENIERE ENERGY INC	COM NEW			16411R208	$61		25,000		SH		SOLE	NONE	25,000
CLEAN ENERGY FUELS CORP	COM			184499101	$154		10,000		SH		SOLE	NONE	10,000
CLIFFS NATURAL RESOURCE	COM			18683K101	$230		5,000		SH		SOLE	NONE	5,000
CONTINENTAL AIRLS INC	CL B			210795308	$16,873		941,600		SH		SOLE	NONE	941,600
CROWN CASTLE INTL CORP	COM			228227104	$51,342		1,315,100	SH		SOLE	NONE	1,315,100
DELTA AIR LINES INC DEL	COM NEW			247361702	$20,286		1,782,600	SH		SOLE	NONE	1,782,600
DRAGONWAVE INC		COM			26144M103	$1,261		110,000		SH		SOLE	NONE	110,000
E M C CORP MASS		COM			268648102	$12,229		700,000		SH		SOLE	NONE	700,000
ENTERPRISE PRODS PRTNRS	COM			293792107	$628		20,000		SH		SOLE	NONE	20,000
EQT CORP		COM			26884L109	$439		10,000		SH		SOLE	NONE	10,000
EQUINIX INC		COM NEW			29444U502	$10,615		100,000		SH		SOLE	NONE	100,000
EQUINIX INC		NOTE 2.500% 4/1		29444UAF3	$1,103		1,000,000	PRN		SOLE	NONE	1,000,000
EQUINIX INC		NOTE 3.000%10/1		29444UAG1	$580		500,000		PRN		SOLE	NONE	500,000
EQUINIX INC		NOTE 4.750% 6/1		29444uah9	$10,290		7,000,000	PRN		SOLE	NONE	7,000,000
FEDEX CORP		COM			31428X106	$8,345		100,000		SH		SOLE	NONE	100,000
FINISAR CORP		COM NEW			31787A507	$7,826		877,401		SH		SOLE	NONE	877,401
FINISAR			NOTE 2.500%10/1		31787AAF8	$1,945		2,000,000	PRN		SOLE	NONE	2,000,000
FLOTEK INDS INC DEL	COM			343389102	$637		475,000		SH		SOLE	NONE	475,000
FLOTEK INDS INC DEL	NOTE 5.250% 2/1		343389AA0	$1,204		2,250,000	PRN		SOLE	NONE	2,250,000
FORD MTR CO DEL		COM PAR $0.01		345370860	$41,018		4,101,800	SH		SOLE	NONE	4,101,800
FORD MTR CO DEL		NOTE 4.250%11/1		345370CN8	$12,538		10,000,000	PRN		SOLE	NONE	10,000,000
FUEL SYS SOLUTIONS INC	COM			35952W103	$619		15,000		SH		SOLE	NONE	15,000
GLAXOSMITHKLINE PLC	SPONSORED ADR		37733W105	$8,463		200,300		SH		SOLE	NONE	200,300
GOOGLE INC		CL A			38259P508	$40,314		65,025		SH		SOLE	NONE	65,025
HEADWATERS INC		COM			42210P102	$196		30,000		SH		SOLE	NONE	30,000
INTL BUSINESS MACHS	COM			459200101	$41,381		316,128		SH		SOLE	NONE	316,128
JOY GLOBAL INC		COM			481165108	$516		10,000		SH		SOLE	NONE	10,000
MARKET VECTORS ETF TR	BRAZL SMCP ETF		57060U613	$494		10,000		SH		SOLE	NONE	10,000
MASTERCARD INC		CL A			57636Q104	$38,218		149,300		SH		SOLE	NONE	149,300
MICRON TECHNOLOGY INC	COM			595112103	$52,444		4,966,300	SH		SOLE	NONE	4,966,300
MICROSOFT CORP		COM			594918104	$27,432		900,000		SH		SOLE	NONE	900,000
MIDCAP SPDR TR		UNIT SER 1		595635103	$224		1,700		SH		SOLE	NONE	1,700
MOSAIC CO		COM			61945A107	$32,852		550,000		SH		SOLE	NONE	550,000
NOBLE ENERGY INC	COM			655044105	$1,068		15,000		SH		SOLE	NONE	15,000
NUANCE COMMUNICATIONS	COM			67020Y100	$43,455		2,798,110	SH		SOLE	NONE	2,798,110
NVIDIA CORP		COM			67066G104	$46,887		2,510,000	SH		SOLE	NONE	2,510,000
OCCIDENTAL PETE CRP DEL	COM			674599105	$814		10,000		SH		SOLE	NONE	10,000
ON SEMICONDUCTOR CORP	COM			682189105	$4,410		500,000		SH		SOLE	NONE	500,000
PERMA-FIX ENVRNMNTL SVC	COM			714157104	$45		20,000		SH		SOLE	NONE	20,000
PETROHAWK ENERGY CORP	COM			716495106	$1,200		50,000		SH		SOLE	NONE	50,000
POTASH CORP SASK INC	COM			73755L107	$35,230		324,700		SH		SOLE	NONE	324,700
RANGE RES CORP		COM			75281A109	$499		10,000		SH		SOLE	NONE	10,000
RESEARCH IN MOTION LTD	COM			760975102	$23,639		350,000		SH		SOLE	NONE	350,000
RIVERBED TECHNOLOGY INC	COM			768573107	$2,297		100,000		SH		SOLE	NONE	100,000
SBA COMMUNICATIONS CORP	COM			78388J106	$50,556		1,479,971	SH		SOLE	NONE	1,479,971
SOUTHERN COPPER CORP	COM			84265V105	$494		15,000		SH		SOLE	NONE	15,000
TERRA INDS INC		COM			880915103	$7,358		228,584		SH		SOLE	NONE	228,584
TESCO CORP		COM			88157K101	$870		67,416		SH		SOLE	NONE	67,416
TEVA PHARMACEUTICAL IND	ADR			881624209	$31,558		561,734		SH		SOLE	NONE	561,734
TRANSGLOBE ENERGY CORP	COM			893662106	$67		20,000		SH		SOLE	NONE	20,000
UAL CORP		COM NEW			902549807	$22,137		1,714,700	SH		SOLE	NONE	1,714,700
U S AIRWAYS GROUP INC	COM			90341W108	$7,260		1,500,000	SH		SOLE	NONE	1,500,000
VMWARE INC		CL A COM		928563402	$2,119		50,000		SH		SOLE	NONE	50,000
WALTER ENERGY INC	COM			93317Q105	$56,380		748,641		SH		SOLE	NONE	748,641
WESTPORT INNOVATIONS	COM NEW			960908309	$926		80,000		SH		SOLE	NONE	80,000

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